UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2013

Item 1. Report to Stockholders.

ANNUAL REPORT
March 31, 2013

Advised by NorthCoast Asset Management LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1
Sector Allocation	5
Expense Example	5
Schedule of Investments	9
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28
Trustees and Executive Officers	29
Additional Information	33
Privacy Notice	34

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Annual Report, March 2013

“So, first of all, let me assert my firm belief that the only thing we have to fear is...fear itself”

— Franklin D. Roosevelt

Our 32nd President boldly delivered these words during his first inauguration speech, and after a year of market action, we struggle to find a quotation that better captures today’s mindset. Many investors are scared.  The data (put/call ratios, bull/bear sentiment indicators, and dollars redeeming from equity funds) not only supports this view but also the intelligence we garner in simply speaking with investors daily in the course of our business.

As our investors know, however, fear or any emotion for that matter, does not guide our investment portfolios.  Data does.  And though it felt scary along the way, a strong market helped propel the CAN SLIM® Select Growth Fund for the fiscal year.

During the fiscal year April 1, 2012 through March 31, 2013 CAN SLIM® Select Growth Fund (CANGX) gained 15.24% compared to 13.96% in the S&P 500.  Due to increasingly weak economic data in Europe, stock market exposure was reduced to a low of 58% in May of 2012. In the following months, positions were steadily added in response to strong market internals. The Fund closed the fiscal year March 31, 2013 at 97% invested.  Overweight positions in Consumer Discretionary, Consumer Staples and Utilities attributed to the outperformance.  Stocks like The Madison Square Garden Co. (MSG) and Western Refining, Inc. (WNR) were large winners for us during the year.

As we all have seen, there are frightening news stories out there — Italian elections, Cyprus, sequestration, and fiscal cliff negotiations — to name a few.   But headline news doesn’t drive the market and no one makes much money watching CNBC.  The market moves over time

CAN SLIM® Select Growth Fund

because of data. We measure that data everyday and adjust accordingly.  We rely on a rigorously tested combination of technical, valuation, sentiment, and macroeconomic indicators.  These together signaled an opportunistic market in the first quarter ending March 31, 2013 and based on that, we invested and our clients gained.

Our approach to managing market exposure is similar in design to how one would drive a car.  We adjust investments to market conditions much like a driver would to driving conditions. Consider the speed at which one drives – most of the time, on the highway at least, 55 mph is a pretty comfortable ride. We all know, however, that there are factors in which changes in speed (faster or slower) are necessary. The quickest and most efficient drive is the one that actively adapts to the driving environment. Clear roads and fewer drivers allow us to drive faster, while heavy traffic and snow storms will inevitably slow us down.  Driving 65 mph through a snow-storm makes for a dangerous, anxiety-filled ride...just as driving 35 mph on an open highway isn’t getting you where you need to go in the time you need to get there. You adapt your driving to the conditions around you. No single condition determines our speed on the road just as no single factor can navigate the market. It’s the aggregate that matters.

At the end of the first quarter of 2013, our market outlook hasn’t varied.  It still calls for a bullish posture, and as the second quarter unfolds, we will continue to monitor these indicators daily and act accordingly.  That doesn’t mean a -5%/-10% trap door couldn’t open up and wreak havoc for 4-6 weeks.  In today’s volatile environment, we wouldn’t be surprised to witness as many as five, 5% corrections a year now as markets move more quickly.  That could happen.  But what the outlook does mean is that the current market condition is strong and that a bear market decline is unlikely.

CAN SLIM® Select Growth Fund

Consider the data of 5 years ago versus today:

Market Indicator	3/31/2008	3/31/2013
Valuation – Earnings Yield
of S&P 500 Index minus
10 Year Treasury Note	2.7%	4.7%
Valuation – Inflation
(as measured by the
Consumer Price Index)	4.0%	2.9%
Macroeconomic – Current
Economic Activity1	Declining	Steady/Increasing
Sentiment – Net Equity
Mutual Fund Flow2	Strongly Negative	Steady
Technical – VIX
(as measured by the
Volatility Index)	25.6	12.7

Thank you for your business.  It is a privilege to serve shareholders as advisor to the fund and look forward to a bright future together.

Patrick Jamin

1	Current Economic Activity – A proprietary indicator measured by Goldman Sachs, named US Current Activity Index (CAI)
2	Net Equity Mutual Fund Flow – Mutual fund data measured by Investment Company Institute (ICI)

CAN SLIM® Select Growth Fund

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.   The VIX Index is an index measuring the expected level of volatility in the U.S. stock market over the next 30 days.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

SECTOR ALLOCATION
AT MARCH 31, 2013 (UNAUDITED)

*Cash equivalents and other assets in excess of liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/12 – 3/31/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently, charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, distribution fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)
(CONTINUED)

transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/12	3/31/13	10/1/12 – 3/31/13*
Actual	$1,000.00	$1,136.60	$9.06

Hypothetical
(5% return
before expenses)	$1,000.00	$1,016.45	$8.55

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

Value of $10,000 vs S&P 500® Index

Average Annual Returns for the period ended March 31, 2013

				Since
				Inception
	1 Year	3 Year	5 Year	(9/26/05)
CAN SLIM® Select Growth Fund	15.24%	10.42%	7.16%	4.58%
S&P 500® Index	13.96%	12.67%	5.81%	5.68%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013

Shares		Value
COMMON STOCKS: 93.2%

Accommodations & Food Services: 1.9%
20,390	AFC Enterprises, Inc.*	$740,769
9,457	Wyndham Worldwide Corp.	609,787
		1,350,556
Beverage & Tobacco Products: 1.7%
5,498	Anheuser Busch InBev SA/NV - ADR	547,326
17,226	Lorillard, Inc.	695,069
		1,242,395
Chemical Manufacturing: 11.7%
2,750	CF Industries Holdings, Inc.	523,517
4,756	Colgate-Palmolive Co.	561,351
6,264	Ecolab, Inc.	502,247
49,760	FutureFuel Corp.	604,584
24,152	Grifols SA - ADR*	700,649
10,355	LyondellBasell Industries NV	655,368
27,288	Medifast, Inc.*	625,441
26,652	Myriad Genetics, Inc.*	676,961
80,603	NPS Pharmaceuticals, Inc.*	821,345
4,254	PPG Industries, Inc.	569,781
21,807	Questcor Pharmaceuticals, Inc.	709,600
13,569	Trex Co, Inc.*	667,323
10,801	West Pharmaceutical Services, Inc.	701,417
		8,319,584
Computer & Electronic Products: 5.3%
36,125	Advanced Energy Industries*	661,087
29,627	Arris Group, Inc.*	508,696
12,185	Azz, Inc.	587,317
22,084	CoreLogic, Inc.*	571,092
3,357	International Business Machines	716,048
49,991	Research In Motion Ltd.*	722,370
		3,766,610
Construction of Buildings: 1.9%
33,715	Primoris Services Corp.	745,439

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Construction of Buildings: 1.9% (Continued)
20,880	Quanta Services, Inc.*	$596,750
		1,342,189
Credit Intermediation: 6.4%
49,535	Flagstar Bancorp, Inc.*	690,023
43,845	Hanmi Financial Corp.*	701,520
13,046	ICICI Bank Ltd. SA - ADR	559,673
1,280	Mastercard, Inc.	692,646
15,513	Ocwen Financial Corp.*	588,253
15,578	Texas Capital Bancshares Inc.*	630,130
18,991	Wintrust Financial Corp.	703,427
		4,565,672
Diversified Services: 3.5%
8,278	Discovery Communications*	575,652
31,173	Liberty Media Corp.*	666,479
9,372	Scripps Networks Interactive,
	Inc. - Class A	602,994
10,487	Viacom, Inc.	645,685
		2,490,810
Fabricated Metal Products: 0.9%
14,018	Watts Water Technologies, Inc. - Class A	672,724

Food Manufacturing: 1.0%
6,800	The J.M. Smucker Co.	674,288

Hospitals: 0.8%
14,425	HCA Holdings, Inc.	586,088

Information Services: 4.1%
11,109	AMC Networks, Inc.- Class A*	701,867
7,021	Fiserv, Inc.*	616,654
8,745	Medidata Solutions, Inc.*	507,035
26,323	Multimedia Games, Inc.*	549,361
7,159	NetSuite, Inc.*	573,150
		2,948,067

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Insurance: 7.3%
10,782	Cigna Corp.	$672,473
40,228	eHealth, Inc.*	719,277
26,198	Fidelity National Financial, Inc. - Class A	660,975
23,316	First American Financial Corp.	596,190
52,779	Hilltop Holdings, Inc.*	711,989
9,956	Humana, Inc.	688,059
16,734	Stewart Information Services Corp.	426,215
23,026	Xl Group PLC	697,688
		5,172,866
Internet Information: 1.4%
25,217	Acxiom Corp.*	514,427
12,433	AOL, Inc.	478,546
		992,973
Machinery Manufacturing: 6.4%
33,180	John Bean Technologies Corp.	688,485
60,368	Kulicke & Soffa Industries, Inc.*	697,854
12,122	NACCO Industries, Inc.	646,830
14,606	Pool Corp.	701,088
8,246	Teleflex, Inc.	696,870
12,733	Toro Co.	586,227
8,452	Valspar Corp.	526,137
		4,543,491
Merchant Wholesalers: 7.4%
9,630	Carlisle Companies, Inc.	652,818
26,388	Cooper Tire & Rubber Co.	677,116
15,888	Gildan Activewear, Inc.	634,090
13,699	Jarden Corp.*	587,002
6,237	Mohawk Industries, Inc.*	705,529
15,878	Packaging Corp. of America	712,446
24,393	USG Corp.*	644,951
5,762	Whirlpool Corp.	682,567
		5,296,519

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Motion Picture & Entertainment: 0.8%
10,368	The Madison Square Garden Co.*	$597,197

Oil & Gas: 1.5%
11,315	CVR Energy, Inc.	584,080
10,434	Valero Energy Corp.	474,643
		1,058,723
Oil & Gas Extraction: 4.4%
36,235	Alon USA Energy, Inc.	690,277
10,981	HollyFrontier Corp.	564,972
16,231	Minerals Technologies, Inc.	673,749
10,545	Tesoro Corp.	617,410
16,166	Western Refining, Inc.	572,438
		3,118,846
Professional, Scientific & Technical Services: 5.2%
16,983	Amdocs Ltd.	615,634
42,485	Booz Allen Hamilton Holding Corp.	570,998
11,086	Fair Isaac Corp.	506,519
14,381	Lamar Advertising Co.*	699,060
7,911	MAXIMUS, Inc.	632,643
49,219	Vocus, Inc.*	696,449
		3,721,303
Retail Trade: 4.1%
19,071	Aarons, Inc.	546,956
43,679	Big 5 Sporting Goods Corp.	681,829
30,163	Brown Shoe Co., Inc.	482,608
9,975	eBay, Inc.*	540,845
45,399	Steelcase, Inc.	668,727
		2,920,965
Securities & Financial Services: 2.6%
4,378	Goldman Sachs Group, Inc.	644,223
16,900	Piper Jaffray Co.*	579,670
28,021	Solar Capital Ltd.	658,213
		1,882,106

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Semiconductor Related Products: 1.9%
23,276	NXP Semiconductors NV*	$704,332
45,955	Volterra Semiconductor Corp.*	652,561
		1,356,893
Telecommunications: 1.9%
15,325	Comcast Corp.- Class A	643,803
12,167	Time Warner Cable, Inc.	701,063
		1,344,866
Transportation: 2.9%
13,687	Semgroup Corp.*	707,892
10,590	Targa Resources Corp.	719,696
4,675	Union Pacific Corp.	665,767
		2,093,355
Transportation Equipment: 2.7%
16,372	Thor Industries, Inc.	602,326
10,976	TRW Automotive Holdings Corp.*	603,680
6,956	Wabtec Corp.	710,277
		1,916,283
Utilities: 2.6%
22,690	Aqua America, Inc.	713,374
9,232	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo - ADR*	440,643
17,850	UGI Corp.	685,261
		1,839,278
Wood Product Manufacturing: 0.9%
30,583	Louisiana Pacific Corp.*	660,593
TOTAL COMMON STOCKS
(Cost $60,022,901)		66,475,240

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2013 (CONTINUED)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 2.0%
41,485	First Industrial Realty Trust*	$710,638
31,287	Redwood Trust, Inc.	725,233
		1,435,871
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,411,089)		1,435,871

INVESTMENT COMPANIES: 1.8%
56,188	Hercules Tech Growth Capital, Inc.	688,303
53,001	Prospect Capital Corp.	578,241
		1,266,544
TOTAL INVESTMENT COMPANIES
(Cost $1,289,626)		1,266,544

SHORT-TERM INVESTMENT: 3.5%
Money Market Fund: 3.5%
2,513,366	Federated U.S. Treasury Cash Reserves
	Fund - Institutional Shares, 0.00%1,2	2,513,366
TOTAL SHORT-TERM INVESTMENT
(Cost $2,513,366)		2,513,366
TOTAL INVESTMENTS IN SECURITIES: 100.5%
(Cost $65,236,982)		71,691,021
Liabilities in Excess of Other Assets: (0.5)%		(330,583)
TOTAL NET ASSETS: 100.0%		$71,360,438

ADR American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of March 31, 2013.
2	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2013

ASSETS
Investments in securities, at value	$71,691,021
(Cost $65,236,982)
Cash	9,194
Receivables:
Investment securities sold	3,224,998
Fund shares sold	104,929
Dividends and interest	62,154
Prepaid expenses	18,790
Total assets	75,111,086
LIABILITIES
Payables:
Investment securities purchased	3,519,664
Fund shares redeemed	66,068
Investment advisory fees, net	62,584
Administration fees	9,793
Trustee fees	1,501
Distributions payable	39,800
Fund accounting fees	6,752
Transfer agent fees	11,602
Chief Compliance Officer fees	1,250
Other accrued expenses	31,634
Total liabilities	3,750,648
NET ASSETS	$71,360,438
COMPONENTS OF NET ASSETS
Paid-in capital	$60,987,964
Undistributed net investment income	8,488
Undistributed net realized gain on investments	3,909,947
Net unrealized appreciation on investments	6,454,039
Net assets	$71,360,438
Net asset value (unlimited shares authorized)	$71,360,438
Shares of beneficial interest issued and outstanding	5,102,321
Net asset value, offering and redemption
price per share	$13.99

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2013

INVESTMENT INCOME
Dividends (net of foreign
withholding tax of $4,955)	$1,014,372
Interest	213
Total investment income	1,014,585
EXPENSES
Investment advisory fees	578,415
Distribution fees	144,604
Transfer agent fees	71,162
Administration fees	61,257
Fund accounting fees	41,057
Audit fees	20,008
Reports to shareholders	19,897
Registration fees	19,088
Miscellaneous expense	13,036
Custody fees	9,161
Chief Compliance Officer fees	7,496
Legal fees	6,679
Trustee fees	4,107
Insurance expense	914
Total expenses	996,881
Less: fees waived	(13,576)
Net expenses	983,305
Net investment income	31,280
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments
and foreign currency transactions	8,181,144
Change in net unrealized appreciation on investments	342,294
Net realized and unrealized gain on investments
and foreign currency transactions	8,523,438
Net increase in net assets
resulting from operations	$8,554,718

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$31,280	$(569,920)
Net realized gain on investments
and foreign currency transactions	8,181,144	622,058
Change in net unrealized appreciation
(depreciation) on investments	342,294	(4,567,557)
Net increase (decrease) in net
assets resulting from operations	8,554,718	(4,515,419)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares (a)	5,656,795	(15,971,310)
Total increase (decrease)
in net assets	14,211,513	(20,486,729)
NET ASSETS
Beginning of year	57,148,925	77,635,654
End of year	$71,360,438	$57,148,925
Undistributed (accumulated) net
investment income (loss)	$8,488	$(24,109)

(a)Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	1,981,002	$25,191,660	2,403,613	$28,696,605
Shares
redeemed (b)	(1,585,303)	(19,534,865)	(3,862,863)	(44,667,915)
Net increase
(decrease)	395,699	$5,656,795	(1,459,250)	$(15,971,310)

(b)Net of redemption fees of $3,755 and $28,340, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value,
beginning of year	$12.14	$12.59	$10.39	$8.61	$9.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(0.12)	(0.10)	(0.10)	0.00 *
Net realized and unrealized
gain (loss) on investments	1.84	(0.34)	2.31	1.89	(1.30)
Total from
investment operations	1.85	(0.46)	2.21	1.79	(1.30)
LESS DISTRIBUTIONS:
Net investment income	—	—	—	(0.01)	—
Paid in capital from
redemption fees (Note2)	0.00 *	0.01	(0.01)	0.00 *	0.00 *
Net asset value, end of year	$13.99	$12.14	$12.59	$10.39	$8.61
Total return	15.24%	(3.57)%	21.17%	20.78%	(13.12)%
SUPPLEMENTAL DATA:
Net assets,
end of year (millions)	$71.4	$57.1	$77.6	$43.3	$30.7
Portfolio turnover rate	253%	332%	223%	225%	393%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.72%	1.70%	1.78%	1.95%	2.18%
After fees waived/recouped
and expenses absorbed	1.70%	1.70%	1.70%	1.70%	1.70%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	0.03%	(0.77)%	(1.20)%	(1.40)%	(0.52)%
After fees waived/recouped
and expenses absorbed	0.05%	(0.77)%	(1.12)%	(1.15)%	(0.04)%

* Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve through investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At March 31, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$66,475,240	$—	$—	$66,475,240
Real Estate
Investment Trusts	1,435,871	—	—	1,435,871
Investment
Companies	1,266,544	—	—	1,266,544
Short-Term
Investment	2,513,366	—	—	2,513,366
Total Investments
in Securities	$71,691,021	$—	$—	$71,691,021

There were no transfers into or out of Levels 1, 2 or 3 during the year ended March 31, 2013.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of each  Fund’s next taxable year.  At March 31, 2013, the Fund had no post October losses.

At March 31, 2013, the Fund had no capital loss carryovers.

For the year ended March 31, 2013, the Fund utilized capital loss carryovers of $4,271,219.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year/period ended March 31, 2013, the following adjustments were made:

	Undistributed
Undistributed Net	Net Realized	Paid-in
Investment Income	Gain on Investments	Capital
$1,317	$22	$(1,339)

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

J.
Recent Issued Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, L.P. (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended March 31, 2013, the Fund incurred $578,415 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

Trustees.  For year ended March 31, 2013, the Adviser waived $13,576 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2013 the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $57,548.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2014	$43,972
March 31, 2016	$13,576

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended March 31, 2013, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as the Fund’s custodian.   Both the Distributor and Custodian are affiliates of the Administrator.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the year ended March 31, 2013, the Fund incurred $144,604 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $136,509,532 and $129,064,114 respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the year ended March 31, 2013 or the year ended March 31, 2012.

As of March 31, 2013 the components of distributable earnings on a tax basis were as follows:

Cost of investments	$65,236,982
Gross tax unrealized appreciation	$6,977,781
Gross tax unrealized depreciation	(523,742)
Net tax unrealized appreciation	$6,454,039
Undistributed ordinary income	$1,282,706
Undistributed long-term capital gain	2,635,729
Total distributable earnings	3,918,435
Other accumulated gains/ (losses)	—
Total accumulated earnings/ (losses)	$10,372,474

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2013 (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  During the year ended March 31, 2013, the Fund did not draw on the line of credit.  At March 31, 2013, the available line of credit was $5,000,000. At March 31, 2013, the Fund did not have a loan payable balance.

CAN SLIM® Select Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 21, 2013

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		Inc.
Fund Services, LLC		May 1991.	(business
2020 E. Financial Way			consulting);
Suite 100			formerly,
Glendora, CA 91741			Executive Vice
President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The
Fund Services, LLC		May 1991.	Officer, Rockefeller		University
2020 E. Financial Way			Trust Co., (prior		of Virginia
Suite 100			thereto Senior Vice		Law School
Glendora, CA 91741			President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Eric W. Falkeis(3)	Trustee	Indefinite	President and	1	None
(born 1973)		Term;	Chief Operating
c/o U.S. Bancorp		Since	Officer, Direxion
Fund Services, LLC		September	Funds since 2013;
2020 E. Financial Way		2011.	formerly, Senior Vice
Suite 100			President, and Chief
Glendora, CA 91741			Financial Officer
(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May 1991.	Investor Data
2020 E. Financial Way			Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly,		Managers
Fund Services, LLC		May 1991.	Executive Vice		Funds;
2020 E. Financial Way			President,		Trustee,
Suite 100			Investment		Managers
Glendora, CA 91741			Company		AMG Funds,
			Administration,		Aston
			LLC (mutual fund		Funds;
			administrator).		Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer,	July 2011.	Officer, U.S.
615 East Michigan St.	Anti-		Bancorp Fund
Milwaukee, WI 53202	Money		Services, LLC
	Laun-		since August 2004.
dering
Officer,
and Vice
President

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

CAN SLIM® Select Growth Fund

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund directors and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Select Growth Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

CAN SLIM Select Growth Fund

Non-Audit Related Fees	FYE 3/31/2013	FYE 3/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President and Secretary

Date    June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President and Secretary

Date    June 7, 2013

By (Signature and Title)      /s/Eric C. Van Andel
Eric C. Van Andel, Treasurer

Date    June 10, 2013

* Print the name and title of each signing officer under his or her signature.